Investment in Equity Accounted Joint Ventures and Advances to Joint Venture - Additional Information - Itajai Joint Venture (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Jun. 30, 2013	Jun. 10, 2013
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture	100.00%
Itajai FPSO Joint Venture [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture					50.00%
Odebrecht Oil and Gas Sa [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture			50.00%
Odebrecht Oil and Gas Sa [Member] | Itajai FPSO Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Advances to joint venture		$ 5.2
Odebrecht Oil and Gas Sa [Member] | Itajai FPSO Joint Venture [Member] | Teekay Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of interest in joint venture				50.00%